Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA) - Summary of Reconciliation of Adjusted EBITDA to Profit (Loss) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of consolidated adjusted EBITDA [abstract]
Profit (Loss) for the year	€ 33,119	€ (30,845)	[1]
Income tax expense	7,429	2,886	[1]
Profit / (loss) before tax	40,548	(27,959)	[1]
Adjustments for:
Net finance income (costs)	(66,296)	4,004	[1]
Share of profit (loss) of equity-method investees	290
Depreciation	10,154	10,861
Amortisation	910	1,569
Government grants	(1,061)	(1,068)
Adjusted EBITDA	€ (15,455)	€ (12,593)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.